Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Details)	Dec. 31, 2023
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	5 years
Computer Equipment, Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment Useful Lives (in years)	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember